Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

		As of September 30,
	Useful life	2024	2023
Buildings	20 years	$7,594,735	$7,304,936
Machinery and equipment	5-10 years	2,007,399	1,896,976
Automobiles	3-5 years	67,374	73,703
Office and electric equipment	3-5 years	527,336	474,830
Construction-in-progress		35,971	-
Subtotal		10,232,815	9,750,445
Less: accumulated depreciation		(6,664,765)	(6,050,480)
Property, plant and equipment, net		$3,568,050	$3,699,965

Depreciation expense was $474,034, $503,687 and $528,919 for the years ended September 30, 2024, 2023 and 2022, respectively. Loss from disposal of property, plant and equipment amounted to $3,958, $114 and $983 for the years ended September 30, 2024, 2023 and 2022, respectively.